Supplement to the currently effective Statements of Additional Information of each of the listed funds/portfolios:



 Cash Account Trust                         DWS GNMA Fund                             DWS Short Term Bond Fund
     Government & Agency Securities         DWS Gold & Precious Metals Fund           DWS Short-Term Municipal Bond Fund
     Portfolio                              DWS Growth & Income Fund                  DWS Small Cap Core Fund
     Money Market Portfolio                 DWS Growth Allocation Fund                DWS Small Cap Growth Fund
     Tax-Exempt Portfolio                   DWS Growth Plus Allocation Fund           DWS Small Cap Value Fund
 Cash Management Fund Institutional         DWS Health Care Fund                      DWS Strategic Income Fund
 Cash Management Fund Investment            DWS High Income Fund                      DWS Target 2008 Fund
 Cash Reserve Fund, Inc.                    DWS High Income Plus Fund                 DWS Target 2010 Fund
     Prime Series                           DWS High Yield Tax Free Fund              DWS Target 2011 Fund
     Tax-Free Series                        DWS Inflation Protected Plus Fund         DWS Target 2012 Fund
     Treasury Series                        DWS Intermediate Tax/AMT Free Fund        DWS Target 2013 Fund
 Cash Reserves Fund Institutional           DWS International Equity Fund             DWS Target 2014 Fund
 Daily Assets Fund Institutional            DWS International Fund                    DWS Tax Free Money Fund
 DWS Balanced Fund                          DWS International Select Equity Fund      DWS Technology Fund
 DWS Blue Chip Fund                         DWS International Value Opportunities     DWS U.S. Bond Index Fund
 DWS California Tax-Free Income Fund            Fund                                  DWS U.S. Government Securities Fund
 DWS Capital Growth Fund                    DWS Japan Equity Fund                     DWS U.S. Treasury Money Fund
 DWS Cash Investment Trust                  DWS Large Cap Value Fund                  DWS Value Builder Fund
 DWS Commodity Securities Fund              DWS Large Company Growth Fund             Investors Cash Trust
 DWS Communications Fund                    DWS Latin America Equity Fund                 Government & Agency Securities
 DWS Conservative Allocation Fund           DWS Lifecycle Long Range Fund                   Portfolio
 DWS Core Fixed Income Fund                 DWS Managed Municipal Bond Fund               Treasury Portfolio
 DWS Core Plus Allocation Fund              DWS Massachusetts Tax-Free Fund           Investors Municipal Cash Fund
 DWS Core Plus Income Fund                  DWS Micro Cap Fund                            Investors Florida Municipal Cash
 DWS Disciplined Long/Short Growth Fund     DWS Mid Cap Growth Fund                         Fund
 DWS Disciplined Long/Short Value Fund      DWS Moderate Allocation Fund                  Investors Michigan Municipal Cash
 DWS Disciplined Market Neutral Fund        DWS Money Funds                                 Fund
 DWS Dreman Concentrated Value Fund             DWS Government & Agency Money Fund        Investors New Jersey Municipal
 DWS Dreman High Return Equity Fund             DWS Money Market Prime Series               Cash Fund
 DWS Dreman Mid Cap Value Fund                  DWS Tax-Exempt Money Fund                 Investors Pennsylvania Municipal
 DWS Dreman Small Cap Value Fund            DWS Money Market Series                         Cash Fund
 DWS EAFE(R) Equity Index Fund                DWS New York Tax-Free Income Fund             Tax-Exempt New York Money Market
 DWS Emerging Markets Equity Fund           DWS Pacific Opportunities Equity Fund           Fund
 DWS Emerging Markets Fixed Income Fund     DWS RREEF Global Real Estate              Money Market Fund Investment
 DWS Enhanced S&P 500 Index Fund              Securities Fund                         NY Tax Free Money Fund
 DWS Equity 500 Index Fund                  DWS RREEF Real Estate Securities Fund     Tax Free Money Fund Investment
 DWS Equity Income Fund                     DWS S&P 500 Index Fund                    Tax-Exempt California Money Market Fund
 DWS Equity Partners Fund                   DWS Short Duration Fund                   Treasury Money Fund
 DWS Europe Equity Fund                     DWS Short Duration Plus Fund              Treasury Money Fund Investment
 DWS Global Bond Fund
 DWS Global Opportunities Fund
 DWS Global Thematic Fund



The following information replaces and supplements similar language under the "Portfolio Transactions" section of each fund's/portfolio's Statements of Additional Information:

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those funds for which a sub-investment advisor manages the fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor, except as noted below.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and certain over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and certain over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Funds to their customers. However, the Advisor does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a Fund, to cause the Fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services if the Advisor determines that such commissions are reasonable in relation to the overall services provided. The Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, execute portfolio transactions with broker-dealers that provide research and brokerage services to the Advisor. Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of research and brokerage services in selecting the broker-dealer to execute the trade. Although certain research and brokerage services from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Research and brokerage services received from a broker-dealer may be useful to the Advisor in providing services to clients other than the Fund making the trade, and not all such information is used by the Advisor in connection with such Fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

Research and brokerage services provided by broker-dealers may include, but are not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Research and brokerage services are typically received in the form of written reports, access to specialized financial publications, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

The Advisor may also select broker-dealers and obtain from them research and brokerage services that are used in connection with executing trades provided that such services are consistent with interpretations under Section 28(e) of the 1934 Act. Typically, these services take the form of computer software and/or hardware used by the Advisor to facilitate trading activity with those broker-dealers.

Research and brokerage services may include products obtained from third parties if the Advisor determines that such product or service constitutes brokerage and research as defined in Section 28(e) and interpretations thereunder. Currently, it is the Advisor's policy that Sub-Advisors may not execute portfolio transactions on behalf of the Funds to obtain third party research and brokerage services. The Advisor may, in the future, change this policy. Regardless, certain Sub-Advisors may, as matter of internal policy, limit or preclude third party research and brokerage services.

DIMA will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services and may adjust its portfolio transactions policies in response thereto.

Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Fund.

DIMA and its affiliates and the Funds' management team manage other mutual funds and separate accounts, some of which use short sales of securities as a part of its investment strategy. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time.

DIMA has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Incorporated in the procedures are specific guidelines developed to ensure fair and equitable treatment for all clients. DIMA and the investment team have established monitoring procedures and a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

Deutsche Bank AG or one of its affiliates (or in the case of a Sub-Advisor, the Sub-Advisor or one of its affiliates) may act as a broker for the Funds and receive brokerage commissions or other transaction-related compensation from the Funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Funds' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Funds a rate consistent with that charged to comparable unaffiliated customers in similar transactions.